Other Operating Expenses, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses (Income), net [Abstract]
Provision for severance pay in early retirement, see note 20E	₪ 559		₪ 23	₪ 96
Capital gain from sale of property plant and equipment	1		(27)	(86)
Profit from sale of an associate	(15)
Provision for claims	91		19
Others	(1)		5	11
Other Operating Expenses (Income), net	₪ 635	[1]	₪ 20	₪ 21

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1